INCOME TAXES (Tables)	12 Months Ended
Feb. 23, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consisted of the following:

	2013	2012	2011
Current
Federal	$(98)	$(92)	$(39)
State	(9)	(8)	(3)

Total current	(107)	(100)	(42)
Deferred	(56)	59	(18)

Total income tax benefit	$(163)	$(41)	$(60)

Difference Between Actual Tax Provision and Tax Provision Computed by Applying Statutory Federal Income Tax Rate to Losses Before Income Taxes

The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to Losses before income taxes is attributable to the following:

	2013	2012	2011
Federal taxes based on statutory rate	$(149)	$(53)	$(91)
State income taxes, net of federal benefit	(13)	(9)	(5)
Goodwill and intangible asset impairment	—	32	40
Tax contingency	1	(5)	3
Change in valuation allowance	(3)	(5)	—
Other	1	(1)	(7)

Total income tax benefit	$(163)	$(41)	$(60)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities consisted of the following:

	2013	2012
Deferred tax assets:
Compensation and benefits	$367	$377
Self-insurance	20	24
Property, plant and equipment and capitalized lease assets	110	98
Loss on sale of discontinued operations	1,341	—
Net operating loss carryforwards	22	22
Other	104	155

Gross deferred tax assets	1,964	676
Valuation allowance	(1,358)	(12)

Total deferred tax assets	606	664

Deferred tax liabilities:
Property, plant and equipment and capitalized lease assets	(204)	(285)
Inventories	(28)	(41)
Intangible assets	(21)	(19)
Other	(19)	(3)

Total deferred tax liabilities	(272)	(348)

Net deferred tax asset	$334	$316

Changes in Company's Unrecognized Tax Benefits

Changes in the Company’s unrecognized tax benefits consisted of the following:

	2013	2012	2011
Beginning balance	$165	$182	$133
Increase based on tax positions related to the current year	5	14	18
Decrease based on tax positions related to the current year	(1)	(1)	(1)
Increase based on tax positions related to prior years	83	21	41
Decrease based on tax positions related to prior years	(62)	(46)	(9)
Decrease due to lapse of statute of limitations	(3)	(5)	—

Ending balance	$187	$165	$182